Accounts Receivable (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Jun. 30, 2016	Dec. 31, 2015
Summary of accounts receivable
Total gross receivables	$ 142,278	$ 268,753
Less: allowance for doubtful accounts	(34,235)	(34,235)
Total net receivables	108,043	234,518
Successor [Member]
Summary of accounts receivable
Total gross receivables		268,753
Less: allowance for doubtful accounts		(34,235)
Total net receivables		234,518	$ 190,893
Predecessor [Member]
Summary of accounts receivable
Total gross receivables				$ 110,781
Less: allowance for doubtful accounts				(24,746)
Total net receivables			$ 190,893	86,035
Billed SG block sales [Member]
Summary of accounts receivable
Total gross receivables	57,997	124,713
Billed SG block sales [Member] | Successor [Member]
Summary of accounts receivable
Total gross receivables		124,713
Billed SG block sales [Member] | Predecessor [Member]
Summary of accounts receivable
Total gross receivables				82,200
Billed Engineering services [Member]
Summary of accounts receivable
Total gross receivables	84,281	144,040
Billed Engineering services [Member] | Successor [Member]
Summary of accounts receivable
Total gross receivables		144,040
Billed Engineering services [Member] | Predecessor [Member]
Summary of accounts receivable
Total gross receivables				14,181
Billed Project management [Member]
Summary of accounts receivable
Total gross receivables
Billed Project management [Member] | Successor [Member]
Summary of accounts receivable
Total gross receivables
Billed Project management [Member] | Predecessor [Member]
Summary of accounts receivable
Total gross receivables				$ 14,400